Risk - Maturity Profile of the Company's Financial Liabilities Based on Contractual Undiscounted Amounts (Details) - Liquidity risk - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Risk
Trade payables	R$ 40,925	R$ 34,521
Lease liabilities	35,220	25,857
Loans and financing	311,119	98,561
Financial instruments from acquisition		33,940
Accounts payable to selling shareholders	1,786,515	1,216,232
Total	2,173,779	1,409,111
Less than 3 months
Risk
Trade payables	40,925	34,521
Lease liabilities	3,608	2,037
Loans and financing	1,855
Accounts payable to selling shareholders	152,057
Total	198,445	36,558
3 to 12 months
Risk
Lease liabilities	9,134	4,808
Loans and financing	105,851	98,561
Accounts payable to selling shareholders	503,957	117,959
Total	618,942	221,328
1 to 2 years
Risk
Lease liabilities	11,497	9,696
Loans and financing	203,413
Financial instruments from acquisition		33,940
Accounts payable to selling shareholders	585,663	374,106
Total	800,573	417,742
2 to 3 years
Risk
Lease liabilities	8,559	7,225
Accounts payable to selling shareholders	273,810	194,548
Total	282,369	201,773
3 to 4 years
Risk
Lease liabilities	2,156	1,901
Accounts payable to selling shareholders	271,028	265,886
Total	273,184	267,787
4 to 5 years
Risk
Lease liabilities	266	190
Accounts payable to selling shareholders		263,733
Total	R$ 266	R$ 263,923